Related Party and Party-In-Interest Transactions (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative fees	$ 406,848
Investments, at fair value	$ 405,985,829	$ 358,410,899
Common stock of The Andersons, Inc.
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held	143,663	154,455
Investments, at fair value	$ 7,641,629	$ 6,261,039
Dividend income	$ 116,412